UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08548

Investment Company Act File Number

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 4.1%
Boeing Co. (The)	940,000	$117,960,600
Honeywell International, Inc.	590,000	54,728,400
United Technologies Corp.	585,000	68,351,400

		$241,040,400

Airlines — 2.1%
Delta Air Lines, Inc.	2,120,000	$73,458,000
United Continental Holdings, Inc.(1)(2)	1,090,000	48,646,700

		$122,104,700

Automobiles — 0.9%
Volkswagen AG, PFC Shares	195,000	$50,562,625

		$50,562,625

Banks — 13.4%
Bank of America Corp.	10,025,000	$172,430,000
Citigroup, Inc.	3,540,000	168,504,000
JPMorgan Chase & Co.	2,875,000	174,541,250
PNC Financial Services Group, Inc. (The)	1,100,000	95,700,000
Regions Financial Corp.	8,166,285	90,727,426
SunTrust Banks, Inc.	1,945,000	77,391,550

		$779,294,226

Biotechnology — 2.0%
Gilead Sciences, Inc.(1)(2)	1,605,000	$113,730,300

		$113,730,300

Capital Markets — 5.0%
Blackstone Group LP (The)	2,425,000	$80,631,250
Invesco, Ltd.(2)	2,650,000	98,050,000
Morgan Stanley	3,570,000	111,276,900

		$289,958,150

Chemicals — 3.4%
CF Industries Holdings, Inc.	225,000	$58,644,000
LyondellBasell Industries NV, Class A	1,565,000	139,191,100

		$197,835,100

Communications Equipment — 2.6%
QUALCOMM, Inc.	1,145,000	$90,294,700
Telefonaktiebolaget LM Ericsson, Class B	4,550,000	60,684,897

		$150,979,597

Consumer Finance — 3.1%
American Express Co.	630,000	$56,718,900
Discover Financial Services	2,150,000	125,108,500

		$181,827,400

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	2,224,192	$105,804,813

		$105,804,813

Electric Utilities — 2.1%
NextEra Energy, Inc.	1,265,000	$120,959,300

		$120,959,300

Security	Shares	Value
Electrical Equipment — 1.7%
Eaton Corp. PLC	705,000	$52,959,600
Emerson Electric Co.	680,000	45,424,000

		$98,383,600

Electronic Equipment, Instruments & Components — 1.6%
Corning, Inc.(2)	4,560,000	$94,939,200

		$94,939,200

Energy Equipment & Services — 0.6%
Cameron International Corp.(1)	525,000	$32,429,250

		$32,429,250

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	1,940,000	$145,228,400

		$145,228,400

Food Products — 1.1%
Nestle SA	815,000	$61,344,715

		$61,344,715

Health Care Equipment & Supplies — 1.9%
Covidien PLC	700,000	$51,562,000
Stryker Corp.(2)	755,000	61,509,850

		$113,071,850

Household Durables — 0.9%
Mohawk Industries, Inc.(1)	395,000	$53,712,100

		$53,712,100

Insurance — 4.7%
ACE, Ltd.(2)	645,000	$63,893,700
Allstate Corp. (The)	1,145,000	64,784,100
MetLife, Inc.	2,135,590	112,759,152
Prudential Financial, Inc.	345,000	29,204,250

		$270,641,202

Internet Software & Services — 0.9%
Google, Inc., Class A(1)	47,500	$52,939,225

		$52,939,225

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	645,000	$77,554,800

		$77,554,800

Machinery — 1.2%
Caterpillar, Inc.(2)	700,000	$69,559,000

		$69,559,000

Media — 3.3%
Comcast Corp., Class A	1,445,000	$72,278,900
Walt Disney Co. (The)	1,495,000	119,704,650

		$191,983,550

Multi-Utilities — 2.1%
Sempra Energy(2)	1,265,000	$122,401,400

		$122,401,400

Multiline Retail — 1.6%
Dollar General Corp.(1)	590,000	$32,733,200
Macy’s, Inc.	1,070,000	63,440,300

		$96,173,500

Oil, Gas & Consumable Fuels — 13.5%
Anadarko Petroleum Corp.	670,000	$56,789,200

Security	Shares	Value
Chevron Corp.	1,305,000	$155,177,550
ConocoPhillips(2)	1,580,000	111,153,000
Exxon Mobil Corp.	1,635,000	159,706,800
Marathon Oil Corp.(2)	2,275,000	80,808,000
Occidental Petroleum Corp.	1,445,000	137,694,050
Phillips 66(2)	1,062,500	81,876,250

		$783,204,850

Pharmaceuticals — 9.1%
Merck & Co., Inc.	2,170,000	$123,190,900
Pfizer, Inc.	4,700,000	150,964,000
Roche Holding AG PC	395,000	118,801,655
Sanofi	680,000	71,059,365
Shire PLC ADR	435,000	64,610,550

		$528,626,470

Real Estate Investment Trusts (REITs) — 3.4%
American Tower Corp.	580,000	$47,484,600
Public Storage, Inc.	400,000	67,396,000
Simon Property Group, Inc.	512,500	84,050,000

		$198,930,600

Road & Rail — 1.6%
Union Pacific Corp.	485,000	$91,015,100

		$91,015,100

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	2,265,000	$58,459,650

		$58,459,650

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	190,000	$101,980,600
EMC Corp.	2,345,000	64,276,450

		$166,257,050

Tobacco — 0.9%
Reynolds American, Inc.	1,025,000	$54,755,500

		$54,755,500

Total Common Stocks (identified cost $4,032,224,506)		$5,715,707,623

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05% (3)(4)	$33,310	$33,309,905
Eaton Vance Cash Reserves Fund, LLC, 0.14% (4)	80,118	80,117,738

Total Short-Term Investments (identified cost $113,427,643)		$113,427,643

Total Investments — 100.3% (identified cost $4,145,652,149)		$5,829,135,266

Other Assets, Less Liabilities — (0.3)%		$(15,685,135)

Net Assets — 100.0%		$5,813,450,131

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at March 31, 2014.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2014, the Portfolio loaned securities having a market value of $32,732,201 and received $33,309,905 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 were $4,624 and $12,717, respectively.

The Portfolio did not have any open financial instruments at March 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,178,097,357

Gross unrealized appreciation	$1,658,392,921
Gross unrealized depreciation	(7,355,012)

Net unrealized appreciation	$1,651,037,909

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$341,869,150	$50,562,625		$—	$392,431,775
Consumer Staples	199,983,900	61,344,715		—	261,328,615
Energy	815,634,100	—		—	815,634,100
Financials	1,720,651,578	—		—	1,720,651,578
Health Care	643,122,400	189,861,020		—	832,983,420
Industrials	622,102,800	—		—	622,102,800
Information Technology	462,889,825	60,684,897		—	523,574,722
Materials	197,835,100	—		—	197,835,100
Telecommunication Services	105,804,813	—		—	105,804,813
Utilities	243,360,700	—		—	243,360,700
Total Common Stocks	$5,353,254,366	$362,453,257	*	$—	$5,715,707,623
Short-Term Investments	$—	$113,427,643		$—	$113,427,643
Total Investments	$5,353,254,366	$475,880,900		$—	$5,829,135,266

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014